Short-Term Debt (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Summary of Short-Term Debt

Additional information at December 31, 2013 and 2012 and for the periods then ended is summarized below:

	2013	2012
Outstanding balance at December 31	$—	$—

Year-end weighted average rate	—%	—%

Daily average outstanding during the year	$950,544	$15,412

Average rate for the year	4.09%	0.97%

Maximum outstanding at any month-end during the year	$3,743,820	$—